Summary of Significant Accounting Policies - Additional Information (Detail) In Thousands, except Per Share data, unless otherwise specified	0 Months Ended	12 Months Ended						12 Months Ended
	Apr. 26, 2011 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 USD ($)	Apr. 26, 2011 Scenario, Previously Reported [Member] USD ($)	Dec. 31, 2013 Cost of Services [Member] USD ($)	Dec. 31, 2013 Cost of Services [Member] CNY	Dec. 31, 2012 Cost of Services [Member] CNY	Dec. 31, 2011 Cost of Services [Member] CNY	Dec. 31, 2013 China, Yuan Renminbi	Dec. 31, 2013 United States of America, Dollars
Summary Of Accounting Policies [Line Items]
Currency exchange rate												6.0537	1.00
Cash and cash equivalents, maturities		Three months or less	Three months or less
Interest income		$ 340	2,058	1,132	243
Time deposits, maturity		Greater than three months but less than a year	Greater than three months but less than a year
Impairment charge of long-lived assets		0	0	0	0
Business tax and surcharges								1,243	7,526	5,485	7,639
Percentage of business taxes, surcharges and cultural development fees on revenue, minimum		2.27%	2.27%
Percentage of business taxes, surcharges and cultural development fees on revenue, maximum		5.61%	5.61%
Advertising costs		5,081	30,759	12,143	20,848
Capital lease terms		For the lessee, a lease is a capital lease if any of the following conditions exist a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the properties estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date.	For the lessee, a lease is a capital lease if any of the following conditions exist a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the properties estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date.
Capital lease obligation		0	0	0	0
Income Tax Examination, Likelihood of Unfavorable Settlement		Tax positions that meet the "more likely than not" recognition threshold are measured at the largest amount of tax benefit, determined on a cumulative probability basis, that has a greater than fifty percent likelihood of being realized upon settlement	Tax positions that meet the "more likely than not" recognition threshold are measured at the largest amount of tax benefit, determined on a cumulative probability basis, that has a greater than fifty percent likelihood of being realized upon settlement
Stock split, ratio	20
Ordinary shares, par value	$ 0.00005	$ 0.00005					$ 0.001
Deferred stock issuance costs				6,404		$ 1,058